Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term debt
	December 31, 2012	June 30, 2013
Term loans/Credit facilities	$ 1,607,500	$ 1,519,168
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(54,090)	(47,802)
Total debt	2,853,410	2,771,366
Less: Current portion	(169,780)	(13,271)

Long-term portion	$ 2,683,630	$ 2,758,095

Annual principal payments
June 30, 2014	$ 13,500
June 30, 2015	18,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855

Total principal payments	2,819,168
Less: Deferred financing costs	(47,802)

Total debt	$ 2,771,366